Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2016
INTANGIBLE ASSETS, NET [Abstract]
Schedule of intangible assets, Net
	As of June 30, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Computer software	16,713	(13,816)	2,897
Acquired Internet Content Provider License	568	(568)	-
Trademarks	256	(196)	60
Customer relationship	1,000	(1,000)	-
Brand name	16,500	-	16,500
	35,037	(15,580)	19,457

	As of June 30, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Computer software	19,167	(16,354)	2,813
Acquired Internet Content Provider License	568	(568)	-
Acquired technology	554	(37)	517
Trademarks	256	(221)	35
Customer relationship	1,000	(1,000)	-
Brand name	16,500	-	16,500
	38,045	(18,180)	19,865

Schedule of estimated amortization expenses
Amount
RMB
For the years ended June 30,
2017	1,743
2018	1,021
2019	386
2020	131
2021	84